SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
401K RETIREMENT SAVINGS PLAN
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events since the financial statement date through July 14, 2026, the date the financial statements were issued, and determined that there are no items to record or disclose.